Trade and Other Receivables (Details) - Trade Receivables [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of Range [Member]
Trade and Other Receivables [Line Items]
Non-interest bearing credit terms	30 days	30 days
Top of Range [Member]
Trade and Other Receivables [Line Items]
Non-interest bearing credit terms	45 days	45 days